Schedule of Investments (unaudited)
January 31, 2026
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 ClearBridge International Value Fund

(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 97.7%
Communication Services — 1.2%
Interactive Media & Services — 1.2%
Tencent Holdings Ltd., ADR	33,750	$2,578,163

Consumer Discretionary — 8.3%
Hotels, Restaurants & Leisure — 3.8%
Arcos Dorados Holdings Inc., Class A Shares	166,262	1,360,023
Compass Group PLC	90,917	2,726,186 (a)
Entain PLC	95,100	788,971 (a)
Lottomatica Group SpA	64,039	1,575,240 (a)
TravelSky Technology Ltd., Class H Shares	1,042,247	1,417,502 (a)
Total Hotels, Restaurants & Leisure		7,867,922
Household Durables — 2.2%
Bellway PLC	42,767	1,591,572 (a)
Sony Group Corp.	128,900	2,841,975 (a)
Total Household Durables		4,433,547
Specialty Retail — 1.5%
Industria de Diseno Textil SA	46,682	3,037,604 (a)
Textiles, Apparel & Luxury Goods — 0.8%
Burberry Group PLC	113,168	1,709,848 *(a)

Total Consumer Discretionary		17,048,921
Consumer Staples — 5.4%
Beverages — 2.4%
Anheuser-Busch InBev SA	42,791	3,080,227 (a)
Coca-Cola Femsa SAB de CV, ADR	18,312	1,909,759
Total Beverages		4,989,986
Food Products — 1.4%
Danone SA	35,650	2,793,532 (a)
Magnum Ice Cream Co. NV	10,605	188,285 *
Total Food Products		2,981,817
Personal Care Products — 1.6%
Unilever PLC	47,135	3,206,567 (a)

Total Consumer Staples		11,178,370
Energy — 3.9%
Oil, Gas & Consumable Fuels — 3.9%
Shell PLC	115,064	4,423,004 (a)
TotalEnergies SE	49,558	3,604,292 (a)

Total Energy		8,027,296
Financials — 24.9%
Banks — 19.9%
Banco Bilbao Vizcaya Argentaria SA	165,190	4,193,129 (a)
BAWAG Group AG	27,239	4,431,131 (a)(b)
BNP Paribas SA	37,183	4,020,693 (a)
Intesa Sanpaolo SpA	344,800	2,440,974 (a)
KBC Group NV	35,179	4,957,272 (a)
Lloyds Banking Group PLC	4,139,176	6,180,639 (a)
Mitsubishi UFJ Financial Group Inc.	325,400	5,893,114 (a)
Piraeus Bank SA	350,625	3,536,869
See Notes to Schedule of Investments.

ClearBridge International Value Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2026
 ClearBridge International Value Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Banks — continued
Rakuten Bank Ltd.	48,100	$2,301,981 *(a)
Shinhan Financial Group Co. Ltd.	52,689	3,079,342 (a)
Total Banks		41,035,144
Insurance — 5.0%
AIA Group Ltd.	243,025	2,803,896 (a)
AXA SA	94,477	4,308,070 (a)
Willis Towers Watson PLC	9,655	3,065,173
Total Insurance		10,177,139

Total Financials		51,212,283
Health Care — 7.5%
Life Sciences Tools & Services — 0.9%
ICON PLC	10,118	1,823,769 *
Pharmaceuticals — 6.6%
AstraZeneca PLC	18,200	3,390,916 (a)
Merck KGaA	13,900	2,071,000 (a)
Roche Holding AG, Vienna Stock Exchange	9,560	4,347,314 (a)
Sanofi SA	19,545	1,843,557 (a)
UCB SA	6,360	1,938,056 (a)
Total Pharmaceuticals		13,590,843

Total Health Care		15,414,612
Industrials — 22.2%
Aerospace & Defense — 2.7%
Airbus SE	24,157	5,530,745 (a)
Electrical Equipment — 3.7%
Nexans SA	13,890	2,187,849 (a)
Siemens Energy AG	32,400	5,520,315 *(a)
Total Electrical Equipment		7,708,164
Industrial Conglomerates — 5.8%
Hitachi Ltd.	145,825	5,060,147 (a)
Siemens AG, Registered Shares	22,600	6,832,665 (a)
Total Industrial Conglomerates		11,892,812
Machinery — 6.0%
Alstom SA	105,341	3,363,370 *(a)
CNH Industrial NV	214,160	2,304,362
GEA Group AG	22,709	1,623,758 (a)
Makita Corp.	64,400	2,237,613 (a)
SMC Corp.	5,000	1,943,857 (a)
THK Co. Ltd.	28,300	845,528 (a)
Total Machinery		12,318,488
Professional Services — 1.0%
Bureau Veritas SA	60,937	1,961,705 (a)
Trading Companies & Distributors — 3.0%
Marubeni Corp.	189,620	6,285,553 (a)

Total Industrials		45,697,467
Information Technology — 10.5%
Electronic Equipment, Instruments & Components — 1.2%
Murata Manufacturing Co. Ltd.	125,000	2,539,444 (a)
See Notes to Schedule of Investments.

ClearBridge International Value Fund 2026 Quarterly Report

 ClearBridge International Value Fund
(Percentages shown based on Fund net assets)
Security		Shares	Value

IT Services — 3.1%
	Fujitsu Ltd.	228,100	$6,337,937 (a)
Semiconductors & Semiconductor Equipment — 3.5%
	Infineon Technologies AG	49,965	2,442,415 (a)
	SK hynix Inc.	7,574	4,729,035 (a)
Total Semiconductors & Semiconductor Equipment			7,171,450
Technology Hardware, Storage & Peripherals — 2.7%
	Samsung Electronics Co. Ltd.	51,455	5,684,480 (a)

Total Information Technology			21,733,311
Materials — 8.8%
Chemicals — 1.3%
	BASF SE	50,297	2,726,801 (a)
Construction Materials — 3.9%
	Amrize Ltd.	39,540	2,091,663 *(a)
	Holcim AG	39,540	4,075,344 (a)
	Wienerberger AG	55,300	1,827,916 (a)
Total Construction Materials			7,994,923
Metals & Mining — 3.6%
	Anglo American PLC	94,431	4,378,559 (a)
	Teck Resources Ltd., Class B Shares	36,200	1,942,861
	Valterra Platinum Ltd.	10,971	989,444 (a)
Total Metals & Mining			7,310,864

Total Materials			18,032,588
Real Estate — 0.9%
Real Estate Management & Development — 0.9%
	Daito Trust Construction Co. Ltd.	90,140	1,829,610 (a)

Utilities — 4.1%
Independent Power and Renewable Electricity Producers — 1.0%
	Brookfield Renewable Corp.	51,400	2,140,296
Multi-Utilities — 2.1%
	National Grid PLC	251,475	4,272,449 (a)
Water Utilities — 1.0%
	United Utilities Group PLC	116,405	1,993,498 (a)

Total Utilities			8,406,243
Total Investments before Short-Term Investments (Cost — $117,658,226)			201,158,864
	Rate
Short-Term Investments — 2.7%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	3.496%	2,813,419	2,813,419 (c)
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	3.587%	2,813,419	2,813,419 (c)(d)

Total Short-Term Investments (Cost — $5,626,838)			5,626,838
Total Investments — 100.4% (Cost — $123,285,064)			206,785,702
Liabilities in Excess of Other Assets — (0.4)%			(790,281)
Total Net Assets — 100.0%			$205,995,421

See Notes to Schedule of Investments.

ClearBridge International Value Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2026
 ClearBridge International Value Fund
*	Non-income producing security.
(a)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(b)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)	Rate shown is one-day yield as of the end of the reporting period.
(d)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At January 31, 2026, the total market value of investments in Affiliated Companies was $2,813,419 and the cost was $2,813,419 (Note 2).

Abbreviation(s) used in this schedule:
ADR	—	American Depositary Receipts
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

ClearBridge International Value Fund 2026 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
ClearBridge International Value Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”). This may include using an independent third party pricing service to adjust the value of such securities to the latest indications of fair value at 4:00 p.m. (Eastern Time).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

ClearBridge International Value Fund 2026 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks:
Communication Services	$2,578,163	—	—	$2,578,163
Consumer Discretionary	1,360,023	$15,688,898	—	17,048,921
Consumer Staples	2,098,044	9,080,326	—	11,178,370
Financials	6,602,042	44,610,241	—	51,212,283
Health Care	1,823,769	13,590,843	—	15,414,612
Industrials	2,304,362	43,393,105	—	45,697,467
Materials	1,942,861	16,089,727	—	18,032,588
Utilities	2,140,296	6,265,947	—	8,406,243
Other Common Stocks	—	31,590,217	—	31,590,217
Total Long-Term Investments	20,849,560	180,309,304	—	201,158,864
Short-Term Investments†	5,626,838	—	—	5,626,838
Total Investments	$26,476,398	$180,309,304	—	$206,785,702

*
As a result of the fair value pricing procedures for international equities utilized by the Fund, which account for events occurring after the close of the principal market of the security but prior to the calculation of the Fund’s net asset value, certain securities were classified as Level 2 within the fair value hierarchy.

†	See Schedule of Investments for additional detailed categorizations.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended January 31, 2026. The following transactions were effected in such company for the period ended January 31, 2026.

	Affiliate Value at October 31, 2025	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$3,408,332	$3,797,525	3,797,525	$4,392,438	4,392,438

ClearBridge International Value Fund 2026 Quarterly Report

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at January 31, 2026
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$27,363	—	$2,813,419

ClearBridge International Value Fund 2026 Quarterly Report